SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.
1

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 45.3%
Asset Backed Securities - 26.9%
$ 1,331,987 AFG ABS I, LLC, 9.40%, 09/16/30(a) $ 1,360,672
670,000 American Heritage Auto Receivables
Trust, 5.07%, 06/17/30(a) 672,001
1,200,000 Avant Loans Funding Trust, 5.12%,
05/15/34(a) 1,201,005
1,268,202 Bankers Healthcare Group
Securitization Trust 2023-B, 6.92%,
12/17/36(a) 1,308,049
51,911 Bankers Healthcare Group
Securitization Trust 2024-1CON,
6.49%, 04/17/35(a) 52,924
238,231 Bankers Healthcare Group
Securitization Trust 2024-1CON,
5.81%, 04/17/35(a) 241,621
722,643 Bankers Healthcare Group
Securitization Trust 2026-1CON,
4.81%, 06/17/37(a) 720,170
1,010,000 BofA Auto Trust, 5.31%, 06/17/30(a) 1,018,354
250,000 Capital One Prime Auto Receivables
Trust, 4.66%, 01/15/30 250,620
805,965 Capteris Equipment Finance, LLC,
5.58%, 07/20/32(a) 814,487
1,120,000 Capteris Equipment Finance, LLC,
4.95%, 09/20/33(a) 1,108,158
520,000 Carvana Auto Receivables Trust, 4.67%,
12/10/30(a) 519,886
500,000 Carvana Auto Receivables Trust, 5.74%,
11/13/29(a) 507,074
284,192 CCG Receivables Trust, 4.99%,
03/15/32(a) 285,284
2,009,682 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(a) 1,660,314
700,000 Channel EF 2026-1, LLC, 5.34%,
01/17/34(a) 698,495
300,000 Cherry Securitization Trust, 5.70%,
04/15/32(a) 300,555
152,493 Commonbond Student Loan Trust,
2.55%, 05/25/41(a) 146,212
160,184 Commonbond Student Loan Trust,
3.87%, 02/25/46(a) 155,234
733,878 Crossroads Asset Trust, 4.91%,
02/20/32(a) 736,836
1,290,000 Dext ABS, LLC, 4.77%, 08/15/35(a) 1,293,905
1,000,000 Dext ABS, LLC, 4.66%, 04/15/36(a) 991,784
693,077 DLLAD, LLC, 4.79%, 01/20/28(a) 694,115
1,335,000 DLLAD, LLC, 5.30%, 07/20/29(a) 1,347,162
414,497 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(a) 377,984
Principal
Amount
Security
Description Value
$ 1,070,000 FCCU Auto Receivables Trust, 4.32%,
03/15/32(a) $ 1,050,276
294,751 First Help Financial LLC, 4.94%,
11/15/30(a) 293,642
411,226 First Help Financial, LLC, 5.69%,
02/15/30(a) 412,189
756,296 Foundation Finance Trust, 4.60%,
03/15/50(a) 749,152
1,500,000 GreenSky Home Improvement Issuer
Trust, 5.02%, 06/25/60(a) 1,505,947
970,000 GreenSky Home Improvement
Issuer Trust 2026-REV1, 4.93%,
05/15/41(a) 969,451
367,905 GreenSky Home Improvement Trust,
5.67%, 06/25/59(a) 372,203
575,000 GreenSky Home Improvement Trust,
5.55%, 06/25/59(a) 582,645
664,510 GreenState Auto Receivables Trust,
5.19%, 01/16/29(a) 666,571
1,000,000 HPEFS Equipment Trust, 5.35%,
10/20/31(a) 1,003,825
525,052 Huntington Auto Trust, 5.23%,
01/16/29(a) 527,363
445,994 Huntington Bank Auto Credit-Linked
Notes, 5.44%, 10/20/32(a) 447,875
685,077 Huntington Bank Auto Credit-Linked
Notes, 4.96%, 03/21/33(a) 685,204
570,911 Huntington Bank Auto Credit-Linked
Notes, 4.50%, 02/20/34(a) 565,271
809,317 Iowa Student Loan Liquidity Corp.,
4.43%, 08/25/70(b) 805,832
1,220,000 M&T Equipment Notes, 4.94%,
08/18/31(a) 1,225,437
1,250,000 M&T Equipment Notes, 4.91%,
03/16/32(a) 1,252,778
1,000,000 Mill City Mortgage Trust 2015-1,
3.75%, 06/25/56(a)(c) 970,322
670,000 MMAF Equipment Finance, LLC,
4.95%, 07/14/31(a) 674,539
640,394 Navient Student Loan Trust, 0.97%,
12/16/69(a) 570,748
898,688 NMABS Issuer I, LLC, 5.14%,
11/22/55(a) 872,095
18,674 NMEF Funding, LLC, 6.57%,
06/17/30(a) 18,690
285,808 NMEF Funding, LLC, 5.15%,
12/15/31(a) 286,668
610,265 North Texas Higher Education
Authority, Inc., 4.33%, 09/25/61(b) 607,442
929,229 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51(a) 797,201

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 275,860 OCCU Auto Receivables Trust, 6.23%,
06/15/28(a) $ 276,328
204,228 Octane Receivables Trust, 5.80%,
07/20/32(a) 205,184
765,451 Octane Receivables Trust, 4.48%,
12/20/46(a) 759,825
1,000,000 PEAC Solutions Receivables, LLC,
4.65%, 10/20/31(a) 1,000,538
1,070,000 PEAC Solutions Receivables, LLC,
5.04%, 07/20/32(a) 1,076,435
1,250,000 PEAC Solutions Receivables, LLC,
4.27%, 10/20/28(a) 1,246,664
783,782 Post Road Equipment Finance, LLC,
4.90%, 05/15/31(a) 786,610
800,000 RCKT Trust, 4.60%, 11/27/34(a) 796,718
308,158 SLM Student Loan Trust, 4.93%,
10/25/83(b) 308,580
256,842 SLM Student Loan Trust, 5.58%,
04/15/29(b) 256,638
115,559 SLM Student Loan Trust, 5.63%,
07/25/28(b) 115,975
1,320,000 SoFi Consumer Loan Program Trust,
5.12%, 02/27/34(a) 1,326,426
1,385,000 SoFi Consumer Loan Program Trust,
4.67%, 08/15/34(a) 1,381,255
1,000,000 SoFi Consumer Loan Program Trust,
4.80%, 03/25/36(a) 994,838
341,287 Sofi Professional Loan Program Trust,
1.03%, 08/17/43(a) 298,313
55,949 Sofi Professional Loan Program Trust,
3.59%, 01/25/48(a) 55,776
463,893 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(a) 404,777
137,879 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48(a) 135,900
1,150,000 Space Coast Credit Union, 4.78%,
12/15/31(a) 1,141,676
1,379,301 Truist Bank Auto Credit-Linked Notes,
4.73%, 09/26/33(a) 1,374,411
875,000 Truist Bank Auto Credit-Linked Notes,
5.07%, 06/26/34(a) 873,692
709,688 UPX HIL 2025-1 Issuer Trust, 5.16%,
01/25/47(a) 703,902
830,000 Vantage Data Centers, LLC, 5.13%,
08/15/55(a) 814,723
585,568 Verdant Receivables, LLC, 5.68%,
12/12/31(a) 592,784
1,700,000 Verdant Receivables, LLC, 4.96%,
05/12/33(a) 1,706,423
365,813 Wingspire Equipment Finance, LLC,
4.99%, 09/20/32(a) 366,708
Principal
Amount
Security
Description Value
$ 1,375,000 Wingspire Equipment Finance, LLC,
4.57%, 09/20/33(a) $ 1,364,572
56,741,938
Non-Agency Commercial Mortgage Backed Securities - 11.8%
1,000,000 Acore Issuer, LLC CLO, 5.09%,
08/20/43(a)(b) 1,001,250
39,031 BANK 2019-BNK16, 3.93%, 02/15/52 38,698
732,937 BANK 2025-BNK51, 4.38%, 12/25/67 723,260
900,000 BOS Trust 2026-LYRK, 5.22%,
05/11/41(a)(c) 896,845
875,000 BSTN Commercial Mortgage Trust,
5.06%, 04/13/41(a)(c) 867,145
628,636 BX Trust, 4.59%, 11/15/38(a)(b) 628,636
1,100,000 BXHPP Trust, 4.39%, 08/15/36(a)(b) 1,044,989
1,500,000 BXMT, Ltd. CLO, 5.28%, 10/18/42(a)
(b) 1,503,282
753,593 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 741,001
12,457 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 12,436
1,000,000 FirstKey Homes Trust, 4.50%,
07/17/38(a) 997,984
1,913,662 FirstKey Homes Trust, 4.25%,
07/17/38(a) 1,910,118
1,048,000 FS Rialto Issuer Ltd. CLO, 5.09%,
01/19/44(a)(b) 1,051,273
1,120,000 IP 2025-IP Mortgage Trust, 5.42%,
06/10/42(a)(c) 1,124,266
1,770,220 KNDR 2021-KIND A, 4.69%,
08/15/38(a)(b) 1,767,422
1,045,000 Liberty Street Commercial Mortgage
Trust, 4.75%, 02/10/43(a)(c) 1,026,799
800,000 MTN Commercial Mortgage Trust
2026-LPFX, 5.15%, 05/15/43(a)(c) 798,493
392,137 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(c) 373,570
203,643 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(c) 190,834
917,300 Tricon Residential Trust, 3.86%,
04/17/39(a) 909,518
1,449,298 VASA Trust, 4.64%, 07/15/39(a)(b) 1,420,312
611,694 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(a)(c) 527,722
463,787 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(c) 469,086
1,445,000 Wells Fargo Commercial Mortgage
Trust, 5.48%, 07/15/35(a)(c) 1,446,145
1,073,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 1,111,553
2,145,000 WSTN Trust, 6.52%, 07/05/37(a)(c) 2,162,797
24,745,434

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-Agency Residential Mortgage Backed Securities - 6.6%
$ 570,897 Angel Oak Mortgage Trust, 4.08%,
01/25/67(a)(c) $ 538,777
60,836 BRAVO Residential Funding Trust,
2.50%, 05/26/59(a)(c) 60,278
311,708 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(c) 298,797
259,871 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 250,911
849,315 Citigroup Mortgage Loan Trust, 4.50%,
06/25/58(a)(c) 825,296
219,844 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(c) 215,318
23,990 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(c) 23,330
1,036,352 COOPR Residential Mortgage Trust,
5.65%, 05/25/60(a)(d) 1,039,035
1,145 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/07/27 1,092
57,670 Credit Suisse Mortgage Trust, 2.50%,
07/25/28(a)(c) 56,240
32,707 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.89%,
02/25/33(b) 39,835
64,694 CSMLT Trust, 2.93%, 10/25/30(a)(c) 62,390
673,669 Ellington Financial Mortgage Trust,
5.73%, 01/25/60(a)(d) 675,503
1,123,211 Ellington Financial Mortgage Trust,
4.91%, 12/25/60(a)(d) 1,109,934
101,527 JPMorgan Mortgage Trust, 3.00%,
06/25/29(a)(c) 100,960
93,876 MFRA Trust, 2.79%, 08/25/49(a)(c) 91,745
53,108 MFRA Trust, 0.85%, 01/25/56(a)(c) 51,818
279,698 MFRA Trust, 4.91%, 04/25/66(a)(d) 274,756
177,748 New Residential Mortgage Loan Trust,
4.50%, 05/25/58(a)(c) 171,766
16,367 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(c) 15,641
27,483 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(c) 26,311
42,814 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(c) 41,309
194,239 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50(a)(c) 185,449
829,623 Onslow Bay Financial, LLC, 5.32%,
01/25/66(a)(d) 826,789
870,250 Provident Funding Mortgage Trust,
6.00%, 08/25/55(a)(c) 870,979
2,000,000 RCKT Trust, 4.99%, 07/25/34(a) 2,000,273
11,499 Residential Accredit Loans, Inc. Trust
REMIC, 7.86%, 01/07/27(b) 7,306
Principal
Amount
Security
Description Value
$ 5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 01/07/27 $ 4,932
560,146 Towd Point Mortgage Trust, 3.75%,
10/25/56(a)(c) 552,503
262,910 Towd Point Mortgage Trust, 2.75%,
06/25/57(a)(c) 258,749
33,699 Towd Point Mortgage Trust, 3.25%,
07/25/58(a)(c) 33,493
121,415 Towd Point Mortgage Trust, 2.25%,
02/25/60(a)(c) 119,928
525,524 Towd Point Mortgage Trust, 2.25%,
11/25/61(a)(c) 493,099
781,337 Woodward Capital Management,
6.14%, 04/25/44(a)(c) 784,558
815,207 Woodward Capital Management,
5.65%, 01/25/45(a)(d) 818,014
1,017,698 Woodward Capital Management,
4.76%, 02/25/56(a)(d) 1,006,616
13,933,730
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $96,555,354) 95,421,102
Corporate Bonds - 27.5%
Communication Services - 1.1%
1,050,000 AT&T, Inc., 4.35%, 03/01/29 1,043,124
435,000 Discovery Global Holdings, Inc.,
4.05%, 03/15/29 430,680
888,000 Verizon Communications, Inc., 1.68%,
10/30/30 784,064
2,257,868
Consumer Discretionary - 3.8%
1,130,000 Airbnb, Inc., 4.65%, 03/16/31 1,122,713
1,320,000 American Honda Finance Corp., 4.25%,
09/01/28 1,310,433
880,000 American Honda Finance Corp., 4.15%,
01/08/29 869,558
700,000 Carnival Corp., Ltd., 4.00%,
08/01/28(a) 687,057
900,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 907,881
1,061,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 982,833
300,000 Newell Brands, Inc., 6.38%, 05/15/30 304,079
750,000 Stellantis Financial Services US Corp.,
5.40%, 06/15/29(a) 747,348
900,000 Tapestry, Inc., 5.10%, 03/11/30 906,826
185,000 Whirlpool Corp., 6.13%, 06/15/30 170,652
100,000 Whirlpool Corp., 7.50%, 07/01/31(a) 101,195
8,110,575
Consumer Staples - 2.1%
350,000 Agilent Technologies, Inc., 2.75%,
09/15/29 330,668

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 300,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons, LLC,
5.75%, 03/31/34(a) $ 285,704
300,000 Flowers Foods, Inc., 2.40%, 03/15/31 260,293
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) 453,200
2,270,000 Mars, Inc., 4.80%, 03/01/30(a) 2,276,762
10,000 Mars, Inc., 0.88%, 07/16/26(a) 9,987
200,000 Turning Point Brands, Inc., 7.63%,
03/15/32(a) 206,959
680,000 United Rentals North America, Inc.,
4.88%, 01/15/28 677,766
4,501,339
Energy - 1.6%
450,000 ConocoPhillips Co., 4.70%, 01/15/30 451,349
2,155,000 Energy Transfer LP, 4.95%, 05/15/28 2,165,734
300,000 PBF Holding Co., LLC, 9.88%,
03/15/30(a) 320,756
350,000 Viper Energy Partners, LLC, 4.90%,
08/01/30 348,837
3,286,676
Financials - 10.3%
1,750,000 Bank of America Corp., MTN, 3.19%,
07/23/30(c) 1,672,563
375,000 Blackstone Secured Lending Fund,
5.13%, 01/31/31 359,194
675,000 CBRE Services, Inc., 4.80%, 06/15/30 674,804
1,345,000 CBRE Services, Inc., 5.50%, 04/01/29 1,372,217
2,245,000 Citigroup, Inc., 5.17%, 02/13/30(c) 2,268,951
550,000 Enact Holdings, Inc., 6.25%, 05/28/29 566,040
2,125,000 JPMorgan Chase & Co., 5.14%,
01/24/31(c) 2,148,896
2,205,000 Morgan Stanley, 5.45%, 07/20/29(c) 2,234,188
1,900,000 Regions Financial Corp., 5.72%,
06/06/30(c) 1,950,004
500,000 Stellantis Financial Services US Corp.,
4.95%, 09/15/28(a) 496,269
2,185,000 The Goldman Sachs Group, Inc.,
5.21%, 01/28/31(c) 2,208,539
930,000 Truist Financial Corp., MTN, 4.87%,
01/26/29(c) 933,969
950,000 Truist Financial Corp., 4.68%,
04/23/32(c) 937,709
2,090,000 U.S. Bancorp, 5.78%, 06/12/29(c) 2,133,595
125,000 Walker & Dunlop, Inc., 6.63%,
04/01/33(a) 126,991
1,540,000 Wells Fargo & Co., 4.48%, 04/04/31(c) 1,523,402
21,607,331
Industrials - 1.8%
660,000 Fedex Freight Holding Co., Inc.,
4.65%, 03/15/31(a) 648,326
Principal
Amount
Security
Description Value
$ 300,000 Graphic Packaging International, LLC,
3.50%, 03/15/28(a) $ 290,997
875,000 Huntington Ingalls Industries, Inc.,
5.35%, 01/15/30 889,466
1,150,000 Molex Electronic Technologies, LLC,
4.75%, 04/30/28(a) 1,151,122
975,000 The Boeing Co., 6.30%, 05/01/29 1,015,013
3,994,924
Information Technology - 3.2%
450,000 Concentrix Corp., 6.50%, 03/01/29 433,815
1,350,000 Dell International, LLC/EMC Corp.,
4.75%, 04/01/28 1,353,812
200,000 NCR Atleos Corp., 9.50%, 04/01/29(a) 213,257
1,100,000 Oracle Corp., 4.45%, 09/26/30 1,061,902
1,370,000 Paychex, Inc., 5.10%, 04/15/30 1,381,794
2,210,000 Salesforce, Inc., 4.65%, 03/15/29 2,208,855
6,653,435
Materials - 0.9%
1,885,000 The Mosaic Co., 5.38%, 11/15/28 1,907,573
Real Estate - 0.4%
890,000 NNN REIT, Inc., 4.60%, 02/15/31 881,742
Utilities - 2.3%
2,230,000 Exelon Corp., 5.13%, 03/15/31 2,259,747
1,250,000 Florida Power & Light Co., 4.40%,
05/15/28 1,250,795
1,310,000 NiSource, Inc., 5.75%, 07/15/56(c) 1,308,103
4,818,645
Total Corporate Bonds (Cost $57,872,630) 58,020,108
Government & Agency Obligations - 26.4%
GOVERNMENT SECURITIES - 25.3%
Municipals - 1.0%
325,000 City of Blair NE Water System
Revenue, Nebraska RB, 6.10%,
05/15/27 325,143
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,408,986
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 227,041
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 167,840
2,129,010
U.S. Treasury Securities - 24.3%
19,625,000 U.S. Treasury Note, 4.13%, 07/31/28 19,611,201
3,850,000 U.S. Treasury Note/Bond, 4.13%,
08/31/30 3,839,322
7,575,000 U.S. Treasury Note/Bond, 2.75%,
02/15/28 7,407,522
12,035,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 12,059,916

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 8,200,000 U.S. Treasury Note/Bond, 4.13%,
11/30/29 $ 8,187,188
51,105,149
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.1%
Federal Home Loan Mortgage Corp. - 0.4%
192,306 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 168,348
112,697 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(d) 111,471
472,887 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(c) 448,261
211,413 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 32,617
17,162 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 384
49,664 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 4,627
765,708
Federal National Mortgage Association - 0.0%
3,299 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 3,286
127,455 Federal National Mortgage Association
Interest Only, 2.71%, 01/25/39(c) 4,329
7,615
Government National Mortgage Association - 0.7%
1,105,737 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,105,163
108,362 Government National Mortgage
Association #559220, 7.00%,
01/15/33 108,391
78,568 Government National Mortgage
Association #610022, 5.60%,
08/15/34 78,483
225,974 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 226,682
1,518,719
Total Government & Agency Obligations (Cost
$55,900,530) 55,526,201
Shares
Security
Description Value
Preferred Stocks - 0.1%
Financials - 0.1%
300 U.S. Bancorp, Series A (callable at 1,000
beginning 07/30/26), 12.52%(c)(e) 230,070
Total Preferred Stocks (Cost $307,815) 230,070
Shares
Security
Description Value
Short-Term Investments - 0.3%
Investment Company - 0.3%
590,352 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.54%(f) $ 590,352
Total Short-Term Investments (Cost $590,352) 590,352
Investments, at value - 99.6% (Cost $211,226,681) 209,787,833
Other assets in excess of liabilities - 0.4% 931,679
NET ASSETS - 100.0% $ 210,719,512
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June
30, 2026, the aggregate value of these liquid securities were $99,394,665 or 47.2% of net assets.
(b) Floating rate security. Rate presented is as of June 30, 2026.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30,
2026.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30,
2026.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.
ABS Asset Backed Security
CLO Collateralized Loan Obligation
GO General Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
INCOME FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 15.0%
Asset Backed Securities - 5.1%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(a) $ 956,867
542,392 Capital Automotive, 1.44%,
08/15/51(a) 540,193
830,372 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(a) 653,844
218,875 Commonbond Student Loan Trust,
1.17%, 09/25/51(a) 190,742
256,111 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45(a) 239,842
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(a) 907,910
755,420 Home Partners of America Trust,
2.20%, 01/17/41(a) 708,303
299,747 Navient Student Loan Trust, 1.11%,
02/18/70(a) 264,491
133,855 Nelnet Student Loan Trust, 1.63%,
04/20/62(a) 127,646
239,141 Nelnet Student Loan Trust, 1.36%,
04/20/62(a) 227,752
644,059 NMABS Issuer I, LLC, 5.14%,
11/22/55(a) 625,002
805,819 Progress Residential Trust, 1.52%,
07/17/38(a) 804,262
249,564 SLM Student Loan Trust, 4.93%,
10/25/83(b) 249,906
347,425 SLM Student Loan Trust, 5.58%,
04/15/29(b) 347,149
1,076,371 Tricon American Homes Trust, 1.48%,
11/17/39(a) 1,028,742
620,000 Vantage Data Centers, LLC, 5.13%,
08/15/55(a) 608,588
8,481,239
Non-Agency Commercial Mortgage Backed Securities - 2.0%
1,065,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(a) 1,010,742
413,923 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(c) 394,324
157,096 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(c) 147,215
604,922 Tricon Residential Trust, 3.86%,
04/17/39(a) 599,790
257,659 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(c) 260,603
480,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 497,247
Principal
Amount
Security
Description Value
$ 475,000 Wells Fargo Commercial Mortgage
Trust, 4.55%, 03/15/59 $ 467,782
3,377,703
Non-Agency Residential Mortgage Backed Securities - 7.9%
866,844 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(c) 830,940
179,997 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 173,791
180,226 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(c) 176,515
165,591 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(c) 161,032
53,648 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 54,780
674,943 COOPR Residential Mortgage Trust,
4.84%, 09/25/60(a)(d) 666,560
9,323 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 9,306
1,145 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/07/27 1,092
550,250 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(a)(c) 515,548
622,154 Credit Suisse Mortgage Trust, 2.50%,
11/25/56(a)(c) 561,245
760,659 Credit Suisse Mortgage Trust, 4.07%,
08/01/57(a)(c) 728,516
32,707 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.89%,
02/25/33(b) 39,835
62,206 CSMLT Trust, 2.93%, 10/25/30(a)(c) 59,991
578,652 Ellington Financial Mortgage Trust,
5.47%, 04/25/71(a)(d) 577,992
521,942 Flagstar Mortgage Trust, 2.50%,
07/25/51(a)(c) 467,256
710,545 Hundred Acre Wood Trust, 2.50%,
07/25/51(a)(c) 639,594
648,276 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51(a)(c) 576,839
296,910 MFRA Trust, 4.91%, 04/25/66(a)(d) 291,664
200,805 New Residential Mortgage Loan Trust,
4.00%, 12/25/57(a)(c) 194,455
156,162 New Residential Mortgage Loan Trust,
3.50%, 10/25/59(a)(c) 145,157
114,766 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(c) 109,672
69,957 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(c) 66,973
198,128 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(c) 191,166

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
INCOME FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 490,012 Onslow Bay Financial LLC, 3.00%,
02/25/52(a)(c) $ 442,302
481,999 Onslow Bay Financial LLC, 4.87%,
10/25/65(a)(c) 477,737
345,277 Onslow Bay Financial, LLC, 5.32%,
01/25/66(a)(d) 344,097
1,131,947 Provident Funding Mortgage Trust,
2.50%, 04/25/51(a)(c) 1,007,854
710,698 PSMC Trust, 2.50%, 08/25/51(a)(c) 637,562
13,500 Residential Accredit Loans, Inc. Trust
REMIC, 7.86%, 01/07/27(b) 8,577
621,761 Sequoia Mortgage Trust, 2.50%,
06/25/51(a)(c) 555,476
65,911 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30(a)(c) 64,832
697,372 Towd Point Mortgage Trust, 4.80%,
06/25/65(a)(c) 701,936
693,576 Verus Securitization Trust, 4.86%,
01/25/71(a)(d) 686,895
643,066 Woodward Capital Management,
2.50%, 01/25/52(a)(c) 568,919
555,965 Woodward Capital Management,
4.76%, 02/25/56(a)(d) 549,911
13,286,017
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $26,546,915) 25,144,959
Corporate Bonds - 25.7%
Communication Services - 1.5%
345,000 Alphabet, Inc., 2.25%, 08/15/60 172,502
1,235,000 AT&T, Inc., 4.30%, 12/15/42 1,018,631
540,000 Meta Platforms, Inc., 3.85%, 08/15/32 510,988
195,000 Meta Platforms, Inc., 4.60%, 11/15/32 191,742
905,000 Verizon Communications, Inc., 3.55%,
03/22/51 628,596
2,522,459
Consumer Discretionary - 2.4%
440,000 Airbnb, Inc., 4.65%, 03/16/31 437,163
315,000 Amazon.com, Inc., 4.55%, 03/13/33 309,868
550,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 554,816
1,575,000 McDonald's Corp., 3.63%, 09/01/49 1,148,775
525,000 Tapestry, Inc., 5.10%, 03/11/30 528,982
1,277,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,094,507
4,074,111
Consumer Staples - 2.5%
985,000 Dollar General Corp., 3.50%, 04/03/30 939,609
545,000 Flowers Foods, Inc., 5.75%, 03/15/35 530,199
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) 545,900
685,000 Mars, Inc., 5.20%, 03/01/35(a) 687,724
Principal
Amount
Security
Description Value
$ 870,000 The Campbell's Co., 4.75%, 03/23/35 $ 812,046
665,000 The Kroger Co., 5.00%, 09/15/34 656,214
4,171,692
Energy - 0.7%
1,165,000 Energy Transfer LP, 5.55%, 05/15/34 1,183,448
Financials - 8.4%
1,170,000 Bank of America Corp., 5.51%,
01/24/36(c) 1,194,759
745,000 CBRE Services, Inc., 2.50%, 04/01/31 668,896
505,000 CBRE Services, Inc., 4.90%, 01/15/33 497,722
947,000 Chubb INA Holdings, LLC, 6.80%,
11/15/31 1,033,241
1,210,000 Citigroup, Inc., 4.91%, 05/24/33(c) 1,203,823
1,244,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,127,621
1,165,000 JPMorgan Chase & Co., 5.34%,
01/23/35(c) 1,182,393
1,175,000 Morgan Stanley, 4.89%, 07/20/33(c) 1,166,077
500,000 Regions Financial Corp., 5.50%,
09/06/35(c) 505,880
830,000 Regions Financial Corp., 1.80%,
08/12/28 783,582
1,330,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(c) 1,204,633
1,170,000 Truist Financial Corp., MTN, 5.12%,
01/26/34(c) 1,168,205
1,195,000 U.S. Bancorp, 4.84%, 02/01/34(c) 1,179,128
1,180,000 Wells Fargo & Co., 5.21%, 12/03/35(c) 1,177,930
14,093,890
Industrials - 4.1%
909,000 Agilent Technologies, Inc., 2.10%,
06/04/30 823,596
685,000 AptarGroup, Inc., 4.75%, 03/30/31 678,482
1,220,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,079,680
525,000 Eaton Corp., 4.50%, 03/06/33 513,929
225,000 Emerson Electric Co., 5.00%, 03/15/35 225,977
200,000 Fedex Freight Holding Co., Inc.,
5.25%, 03/15/36(a) 194,803
340,000 Flowserve Corp., 5.70%, 05/15/36 341,724
255,000 Kennametal, Inc., 5.80%, 05/28/36 257,652
430,000 Molex Electronic Technologies, LLC,
5.25%, 04/30/32(a) 437,400
1,087,000 RTX Corp., 4.88%, 10/15/40 1,035,381
155,000 The Boeing Co., 6.53%, 05/01/34 168,627
815,000 TTX Co., 4.60%, 02/01/49(a) 708,895
685,000 Waste Management, Inc., 1.50%,
03/15/31 595,320
7,061,466
Information Technology - 2.6%
300,000 Concentrix Corp., 6.50%, 03/01/29 289,210
625,000 Hewlett Packard Enterprise Co., 5.00%,
10/15/34 612,325

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
INCOME FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 510,000 Oracle Corp., 4.45%, 09/26/30 $ 492,337
665,000 Oracle Corp., 2.30%, 03/25/28 636,437
685,000 Paychex, Inc., 5.60%, 04/15/35 692,162
1,050,000 QUALCOMM, Inc., 4.30%, 05/20/47 855,134
685,000 ServiceNow, Inc., 5.05%, 05/15/33 684,291
4,261,896
Materials - 0.6%
169,000 Albemarle Corp., 5.05%, 06/01/32 168,266
819,000 The Mosaic Co., 5.45%, 11/15/33 828,902
997,168
Real Estate - 0.6%
1,000,000 NNN REIT, Inc., 4.30%, 10/15/28 992,698
Utilities - 2.3%
1,125,000 Duke Energy Corp., 5.75%, 09/15/33 1,172,731
420,000 Exelon Corp., 6.50%, 03/15/55(c) 431,085
425,000 Exelon Corp., 5.13%, 03/15/31 430,669
1,185,000 NiSource, Inc., 5.30%, 05/18/36 1,185,805
560,294 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34(a) 549,960
3,770,250
Total Corporate Bonds (Cost $44,942,087) 43,129,078
Government & Agency Obligations - 58.3%
GOVERNMENT SECURITIES - 26.4%
Municipals - 0.6%
200,000 Empire State Development Corp., New
York RB, 5.77%, 03/15/39 203,934
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 332,796
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 434,096
970,826
U.S. Treasury Securities - 25.8%
275,000 U.S. Treasury Bond, 4.38%, 08/15/43 258,586
9,785,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,335,215
2,610,000 U.S. Treasury Bond, 3.63%, 05/15/53 2,085,859
125,000 U.S. Treasury Bond, 4.75%, 05/15/55 121,255
7,905,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 7,201,578
12,890,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 11,370,893
4,295,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 4,176,552
1,650,000 U.S. Treasury Note/Bond, 4.25%,
11/15/34 1,633,887
1,000,000 U.S. Treasury Note/Bond, 4.00%,
11/15/35 967,344
9,090,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,296,700
Principal
Amount
Security
Description Value
$ 1,825,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 $ 1,828,778
43,276,647
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 31.9%
Federal Home Loan Mortgage Corp. - 11.8%
501,035 Federal Home Loan Mortgage Corp.,
5.50%, 04/25/36 507,430
280,280 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 272,889
47 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 47
756,098 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 645,658
1,308,982 Federal Home Loan Mortgage Corp.
#RA7779, 4.50%, 08/01/52 1,262,384
1,151,244 Federal Home Loan Mortgage Corp.
#RA8528, 5.00%, 02/01/53 1,144,804
1,068,439 Federal Home Loan Mortgage Corp.
#RA9070, 6.00%, 05/01/53 1,104,871
1,352,309 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 1,275,398
1,739,263 Federal Home Loan Mortgage Corp.
#SD1087, 3.50%, 06/01/52 1,582,674
2,351,112 Federal Home Loan Mortgage Corp.
#SD1663, 4.00%, 10/01/52 2,215,195
1,557,389 Federal Home Loan Mortgage Corp.
#SD1740, 4.50%, 10/01/52 1,506,942
747,836 Federal Home Loan Mortgage Corp.
#SD6968, 5.50%, 11/01/54 758,187
704,682 Federal Home Loan Mortgage Corp.
#SD8177, 2.00%, 11/01/51 565,469
52,487 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 52,208
725,486 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 656,314
159,514 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 157,748
243,937 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 234,152
489,231 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 468,720
520,402 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 80,287
95,203 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 94,091
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 943,972
488,795 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56(d) 462,397
431,029 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 416,746

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
INCOME FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 214,949 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57(c) $ 203,755
504,364 Seasoned Credit Risk Transfer Trust,
2.50%, 11/25/59 462,848
525,890 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 485,894
325,112 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 300,763
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,407,345
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 470,388
19,739,576
Federal National Mortgage Association - 16.2%
1,330,137 Federal National Mortgage Association,
5.00%, 07/25/36 1,322,763
37,728 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 37,311
262,692 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 237,646
81,668 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 80,764
15,218 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 15,965
190,900 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 185,198
61,279 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 59,136
152,627 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27(c) 151,482
1,080,140 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 1,015,645
1,111,428 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,020,941
229,146 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 220,558
271,949 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 266,439
234,784 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 222,635
296,065 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 262,960
277,313 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 257,006
868,120 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 763,938
1,114,757 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 985,218
1,717,174 Federal National Mortgage Association
#CB4393, 4.50%, 08/01/52 1,655,863
380,489 Federal National Mortgage Association
#CB4561, 5.00%, 09/01/52 378,541
Principal
Amount
Security
Description Value
$ 1,434,468 Federal National Mortgage Association
#CB7422, 5.50%, 11/01/53 $ 1,452,939
2,184,742 Federal National Mortgage Association
#CB9308, 5.00%, 10/01/54 2,169,855
815,452 Federal National Mortgage Association
#FA3872, 5.50%, 12/01/45 831,012
1,707,833 Federal National Mortgage Association
#FM2725, 3.00%, 02/01/50 1,492,894
2,413,372 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 2,125,523
1,707,205 Federal National Mortgage Association
#FS1555, 3.50%, 04/01/52 1,561,055
1,467,204 Federal National Mortgage Association
#FS2060, 4.00%, 06/01/52 1,383,760
844,195 Federal National Mortgage Association
#FS3363, 3.00%, 06/01/52 743,087
1,747,296 Federal National Mortgage Association
#FS3498, 3.50%, 07/01/52 1,592,854
934,977 Federal National Mortgage Association
#FS4081, 5.00%, 01/01/53 931,067
1,246,512 Federal National Mortgage Association
#FS5179, 5.00%, 06/01/53 1,233,528
197,962 Federal National Mortgage Association
Interest Only, 2.71%, 01/25/39(c) 6,723
542,896 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 487,284
382,071 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29(c) 374,023
82,152 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 80,281
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 926,386
658,217 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 656,469
27,188,749
Government National Mortgage Association - 3.9%
681,586 Government National Mortgage
Association, 5.50%, 05/16/40 692,834
845,877 Government National Mortgage
Association, 4.75%, 05/16/42 840,806
299,684 Government National Mortgage
Association, 2.85%, 04/16/50 289,374
480,695 Government National Mortgage
Association, 4.86%, 04/20/51(c) 472,458
841,670 Government National Mortgage
Association, 4.75%, 10/16/55 826,902
833,177 Government National Mortgage
Association, 4.75%, 03/16/65(c) 821,750
350,358 Government National Mortgage
Association, 3.50%, 01/20/69(c) 338,461

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
INCOME FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 650,902 Government National Mortgage
Association #786915, 5.50%,
09/20/53 $ 664,494
940,012 Government National Mortgage
Association #787110, 6.50%,
11/20/53 987,536
279,443 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 255,317
445,604 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 447,001
6,636,933
Total Government & Agency Obligations (Cost
$103,585,202) 97,812,731
Shares
Security
Description Value
Short-Term Investments - 0.6%
Investment Company - 0.6%
941,832 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.54%(e) 941,832
Total Short-Term Investments (Cost $941,832) 941,832
Investments, at value - 99.6% (Cost $176,016,036) 167,028,600
Other assets in excess of liabilities - 0.4% 636,615
NET ASSETS - 100.0% $ 167,665,215
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30,
2026, the aggregate value of these liquid securities were $26,593,967 or
15.9% of net assets.
(b) Floating rate security. Rate presented is as of June 30, 2026.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2026.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2026.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.
GO General Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 98.9%
GOVERNMENT SECURITIES - 96.0%
Municipals - 96.0%
Alaska - 0.2%
$ 100,000 Alaska Municipal Bond Bank Authority,
Alaska RB, 5.00%, 12/01/35 $ 110,739
Colorado - 2.0%
250,000 City of Durango CO Sales & Use Tax
Revenue, Colorado RB, 5.25%,
12/01/55 268,333
200,000 City of Wheat Ridge CO Sales & Use
Tax Revenue, Colorado RB, 5.00%,
12/01/42 218,468
150,000 County of El Paso CO, Colorado COP,
5.00%, 12/01/37 166,903
395,000 Denver City & County School District
No. 1, Colorado GO, 5.50%,
12/01/46 443,899
1,097,603
Illinois - 0.9%
250,000 La Salle & Bureau Counties Township
High School District No. 120 LaSalle-
Peru, Illinois GO, 5.00%, 12/01/29 263,418
200,000 Park Ridge Park District, Illinois GO,
5.00%, 12/01/35 218,968
482,386
Iowa - 0.9%
220,000 City of Bettendorf IA, Iowa GO, 4.00%,
06/01/35 227,289
225,000 Woodbine Community School District
Infrastructure Sales Service & Use Tax,
Iowa RB, 5.00%, 06/01/32 247,111
474,400
Massachusetts - 0.4%
200,000 Commonwealth of Massachusetts,
Massachusetts GO, 5.00%, 04/01/50 211,550
Michigan - 0.6%
300,000 Michigan State Housing Development
Authority, Michigan RB FNMA,
4.55%, 08/01/41 310,323
Missouri - 0.4%
225,000 City of Kansas City MO, Missouri RB,
5.00%, 04/01/43 244,819
Nebraska - 84.9%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 254,690
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 295,985
200,000 Buffalo County School District No. 105,
Nebraska GO, 4.00%, 06/15/35 203,076
Principal
Amount
Security
Description Value
$ 200,000 Burt County Public Power District,
Nebraska RB, 4.75%, 07/01/34 $ 205,236
260,000 Burton County School District No. 20,
Nebraska GO, 5.00%, 12/15/30 266,441
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 386,266
350,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/32 366,637
285,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/33 298,696
315,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/35 330,153
305,000 City of Ashland NE, Nebraska GO,
3.85%, 04/01/34 305,910
300,000 City of Beatrice NE, Nebraska RB,
4.40%, 03/15/29 300,902
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 330,912
140,000 City of Bellevue NE, Nebraska RB,
5.00%, 09/15/34 148,116
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 54,170
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 114,988
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 335,132
200,000 City of David City NE, Nebraska GO,
4.05%, 12/15/27 200,008
130,000 City of David City NE Electric Utility
Revenue, Nebraska RB, 4.40%,
12/15/29 130,222
345,000 City of Falls City NE, Nebraska GO,
4.25%, 11/15/30 349,345
250,000 City of Falls City NE, Nebraska GO,
3.65%, 11/15/32 249,517
300,000 City of Grand Island NE, Nebraska GO,
5.00%, 06/15/37 323,507
50,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/32 51,562
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 441,085
40,000 City of Kearney NE, Nebraska GO,
2.75%, 06/15/27 39,812
220,000 City of Kearney NE Combined Utilities
Revenue, Nebraska RB, 5.00%,
06/15/32 231,825
400,000 City of Kearney NE Combined Utilities
Revenue, Nebraska RB, 1.25%,
12/15/27 384,513

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 340,000 City of Lincoln NE, Nebraska GO,
4.00%, 12/15/35 $ 354,334
355,000 City of Lincoln NE, Nebraska GO,
5.00%, 12/15/38 393,736
200,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/46 217,658
200,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/47 216,262
200,000 City of Lincoln NE Sanitary Sewer
Revenue, Nebraska RB, 5.00%,
06/15/36 218,003
145,000 City of McCook NE, Nebraska GO,
5.00%, 09/15/31 150,489
150,000 City of Nebraska City NE, Nebraska
GO, 3.80%, 01/15/33 149,373
205,000 City of North Platte NE, Nebraska GO,
4.00%, 12/15/33 209,663
255,000 City of North Platte NE, Nebraska GO,
5.00%, 12/15/36 273,124
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 359,795
100,000 City of North Platte NE, Nebraska RB,
5.00%, 12/15/34 106,706
45,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/32 47,487
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 387,166
200,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/37 219,995
300,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/45 325,409
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 545,505
500,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/37 564,192
250,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/43 273,423
425,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/45 457,711
250,000 City of Papillion NE, Nebraska GO,
3.75%, 09/15/29 251,372
200,000 City of Wayne NE, Nebraska GO,
5.00%, 12/15/35 211,461
Principal
Amount
Security
Description Value
$ 200,000 City of West Point NE, Nebraska GO,
3.25%, 11/01/28 $ 197,084
200,000 Colfax County School District No. 58,
Nebraska GO, 5.00%, 12/15/35 211,509
275,000 County of Cedar NE, Nebraska GO,
3.80%, 09/15/28 276,445
300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 300,908
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 443,602
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 319,583
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 195,105
250,000 Cuming County School District No. 20,
Nebraska GO, 5.25%, 12/15/35 267,901
250,000 Custer County School District No. 25,
Nebraska GO, 5.00%, 12/15/33 261,952
300,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/36 324,863
200,000 Dodge County School District No. 594,
Nebraska GO, 4.00%, 12/15/35 204,759
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 11/15/31 216,298
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,150,254
300,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 11/15/34 321,333
75,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 11/15/36 75,492
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 185,738
510,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 509,288
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 254,685
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 96,494
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 264,152
100,000 Douglas County Sanitary &
Improvement District No. 583,
Nebraska GO, 5.10%, 08/15/36 101,753
250,000 Douglas County School District No. 10,
Nebraska GO, 4.00%, 12/15/32 257,834
250,000 Douglas County School District No. 10,
Nebraska GO, 5.00%, 12/15/37 281,470

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 265,000 Douglas County School District No. 10,
Nebraska GO, 5.00%, 06/15/42 $ 290,822
210,000 Douglas County School District No. 10,
Nebraska GO, 5.00%, 06/15/46 226,438
200,000 Douglas County School District No. 17,
Nebraska GO, 5.00%, 12/15/37 224,235
200,000 Douglas County School District No. 17,
Nebraska GO, 4.00%, 12/15/41 200,223
250,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/34 251,802
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 709,700
555,000 Douglas County School District No. 59,
Nebraska GO, 5.00%, 06/15/46 598,912
350,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 350,422
150,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 150,031
155,000 Fillmore County School District No. 25,
Nebraska GO, 5.00%, 06/15/35 165,099
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 543,639
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 390,005
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 482,222
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 712,743
200,000 Hall County School District No. 2,
Nebraska GO, 5.00%, 12/15/39 222,360
160,000 KBR Rural Public Power District/NE,
Nebraska RB, 3.20%, 12/15/28 156,610
150,000 Lancaster County School District No. 1,
Nebraska GO, 4.00%, 01/15/31 151,492
100,000 Lancaster County School District No. 1,
Nebraska GO, 3.00%, 01/15/37 94,299
370,000 Lancaster County School District No.
14, Nebraska GO, 2.00%, 12/15/34 320,709
320,000 Lancaster County School District No.
14, Nebraska GO, 2.00%, 12/15/28 311,697
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 215,297
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 994,372
115,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/35 118,125
130,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 5.00%, 12/01/40 143,251
Principal
Amount
Security
Description Value
$ 325,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 $ 325,355
315,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/37 347,459
350,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/32 387,184
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 490,729
150,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
03/01/34 150,942
100,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
09/01/34 100,411
175,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 172,116
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 136,280
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 461,576
390,000 Omaha Airport Authority, Nebraska
RB, 5.25%, 12/15/40 429,367
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 325,301
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 409,825
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 413,491
185,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 04/15/44 199,840
300,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 04/15/46 322,144
350,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 04/15/50 369,014
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/36 384,085
395,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/42 432,237
105,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/43 114,559
115,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/44 124,118
200,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 193,986
1,370,000 Omaha Public Power District, Nebraska
RB, 5.25%, 02/01/53 1,444,346
250,000 Omaha Public Power District, Nebraska
RB, 5.50%, 02/01/54 268,587

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 400,000 Omaha Public Power District, Nebraska
RB, 5.25%, 02/01/55 $ 426,031
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/55 366,954
400,000 Omaha Public Power District Nebraska
City Station Unit 2, Nebraska RB,
5.00%, 02/01/45 435,317
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 777,345
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 510,679
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 179,479
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 617,584
325,000 Omaha School District, Nebraska GO,
2.00%, 12/15/34 282,241
700,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 700,018
525,000 Omaha School District, Nebraska GO,
3.00%, 12/15/41 447,983
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 265,542
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/37 221,649
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/41 219,921
300,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/43 328,259
300,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/44 325,810
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 350,024
100,000 Public Power Generation Agency,
Nebraska RB, 3.25%, 01/01/36 96,969
200,000 Public Power Generation Agency,
Nebraska RB, 5.00%, 01/01/39 225,352
115,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 114,451
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 84,562
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 98,575
300,000 Sarpy County School District No. 1,
Nebraska GO, 3.85%, 12/15/28 301,249
250,000 Scotts Bluff County School District No.
16, Nebraska GO, 5.00%, 02/15/36 267,578
Principal
Amount
Security
Description Value
$ 275,000 Scotts Bluff County School District No.
16, Nebraska GO, 5.00%, 12/01/29 $ 288,765
300,000 Southeast Community College Area,
Nebraska COP, 5.00%, 12/15/44 321,346
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 302,099
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 298,207
300,000 The University of Nebraska Facilities
Corp., Nebraska RB, 4.00%,
07/15/30 302,847
70,000 Village of Ansley NE, Nebraska GO,
3.40%, 03/15/28 68,744
435,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 400,657
525,000 Village of Boys Town NE, Nebraska
RB, 5.25%, 07/01/55 543,721
200,000 Village of Callaway NE, Nebraska GO,
3.75%, 02/15/31 196,836
185,000 Village of Ceresco NE, Nebraska GO,
3.60%, 12/15/32 183,682
215,000 Village of Hemingford NE, Nebraska
GO, 4.00%, 12/15/38 211,900
250,000 Westside Community Schools, Nebraska
GO, 5.00%, 12/01/37 269,761
100,000 York County School District No. 96,
Nebraska GO, 5.00%, 12/15/28 104,959
46,414,625
New York - 1.4%
325,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.00%,
05/01/42 354,524
200,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.00%,
05/01/42 219,163
175,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.50%,
05/01/50 191,790
765,477
North Dakota - 0.9%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 493,548
South Dakota - 0.4%
220,000 County of Lincoln SD, South Dakota
GO, 5.00%, 12/01/43 236,865
Texas - 2.4%
100,000 City of Waco TX, Texas GO, 5.25%,
02/01/50 107,082

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 300,000 Conroe Independent School District,
Texas GO, 5.00%, 02/15/44 $ 327,384
150,000 County of Travis TX, Texas GO, 3.00%,
03/01/30 150,869
100,000 Fort Worth Independent School
District, Texas GO, 5.00%, 02/15/41 117,160
150,000 Lubbock Independent School District,
Texas GO, 5.25%, 02/15/55 160,055
200,000 Spring Independent School District,
Texas GO, 5.25%, 08/15/55 212,890
200,000 Texas Transportation Finance Corp.,
Texas RB, 5.50%, 10/01/55 217,817
1,293,257
Wisconsin - 0.6%
350,000 County of Dane WI, Wisconsin GO,
3.00%, 06/01/31 349,114
52,484,706
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 2.9%
Federal Home Loan Mortgage Corp. - 2.9%
196,550 Federal Home Loan Mortgage Corp.,
4.69%, 10/25/40(a) 204,732
192,144 Federal Home Loan Mortgage Corp.,
4.30%, 05/25/41(a) 192,572
283,628 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41(b) 231,884
247,451 Federal Home Loan Mortgage Corp.
FHLMC, 4.76%, 08/25/41(a) 259,627
198,413 Federal Home Loan Mortgage Corp.,
4.67%, 07/25/42 208,634
520,357 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 502,683
1,600,132
Total Government & Agency Obligations (Cost
$54,647,192) 54,084,838
Shares
Security
Description Value
Short-Term Investments - 0.2%
Investment Company - 0.2%
118,785 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.54%(c) 118,785
Total Short-Term Investments (Cost $118,785) 118,785
Investments, at value - 99.1% (Cost $54,765,977) 54,203,623
Other assets in excess of liabilities - 0.9% 468,016
NET ASSETS - 100.0% $ 54,671,639
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2026.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30,
2026, the aggregate value of these liquid securities were $231,884 or 0.4%
of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
BALANCED FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 60.7%
Communication Services - 5.9%
8,179 Alphabet, Inc., Class C $ 2,889,886
1,916 Meta Platforms, Inc., Class A 1,079,264
8,729 The Walt Disney Co. 840,166
4,809,316
Consumer Discretionary - 6.4%
7,456 Amazon.com, Inc.(a) 1,777,063
1,975 Booking Holdings, Inc. 352,024
7,054 Dorman Products, Inc.(a) 962,518
2,120 Tesla, Inc.(a) 891,672
1,385 The Home Depot, Inc. 488,462
22,287 Tractor Supply Co. 704,492
5,176,231
Consumer Staples - 3.1%
630 Costco Wholesale Corp. 589,346
7,740 PepsiCo., Inc. 1,047,996
7,705 The Marzetti Co. 879,603
2,516,945
Energy - 2.2%
1,880 Diamondback Energy, Inc. 330,466
2,725 EOG Resources, Inc. 353,514
5,675 Exxon Mobil Corp. 775,886
2,155 Phillips 66 364,303
1,824,169
Financials - 9.4%
1,405 Berkshire Hathaway, Inc., Class B(a) 703,048
1,705 Chubb, Ltd. 580,962
4,707 JPMorgan Chase & Co. 1,540,742
754 Markel Group, Inc.(a) 1,472,570
1,420 Mastercard, Inc., Class A 729,312
8,956 Northern Trust Corp. 1,556,911
26,846 Ryan Specialty Holdings, Inc. 1,013,705
7,597,250
Health Care - 5.7%
14,650 Abbott Laboratories 1,329,341
20,158 AMN Healthcare Services, Inc.(a) 652,514
695 Eli Lilly & Co. 833,604
4,101 Quest Diagnostics, Inc. 869,207
8,231 Revvity, Inc. 915,781
4,600,447
Industrials - 6.1%
2,530 AMETEK, Inc. 612,108
5,700 Broadridge Financial Solutions, Inc. 780,615
1,715 MasTec, Inc.(a) 713,543
4,237 RTX Corp. 803,886
19,952 Tetra Tech, Inc. 576,414
3,468 Union Pacific Corp. 943,296
2,290 Waste Management, Inc. 510,395
4,940,257
Shares
Security
Description Value
Information Technology - 19.3%
2,280 Amphenol Corp., Class A $ 402,010
12,094 Apple, Inc. 3,499,520
4,500 Broadcom, Inc. 1,699,875
2,267 Littelfuse, Inc. 1,032,233
6,415 Microsoft Corp. 2,392,923
3,347 MKS, Inc. 1,488,746
290 Monolithic Power Systems, Inc. 400,884
17,843 NVIDIA Corp. 3,570,206
10,263 PTC, Inc.(a) 1,165,979
15,652,376
Materials - 0.6%
930 Linde PLC 482,614
Real Estate - 0.5%
6,320 First Industrial Realty Trust, Inc. REIT 387,479
Utilities - 1.5%
1,995 Atmos Energy Corp. 343,679
5,260 NextEra Energy, Inc. 461,670
4,475 The Southern Co. 428,302
1,233,651
Total Common Stocks (Cost $26,360,323) 49,220,735
Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 9.6%
Asset Backed Securities - 5.9%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(b) 154,494
85,000 American Heritage Auto Receivables
Trust, 5.07%, 06/17/30(b) 85,254
300,000 Avant Loans Funding Trust, 5.12%,
05/15/34(b) 300,251
175,000 BofA Auto Trust, 5.31%, 06/17/30(b) 176,447
150,000 Capteris Equipment Finance, LLC,
4.95%, 09/20/33(b) 148,414
2,429 CCG Receivables Trust, 5.82%,
09/16/30(b) 2,431
38,175 CCG Receivables Trust, 4.99%,
03/15/32(b) 38,322
21,069 CCG Receivables Trust, 6.28%,
04/14/32(b) 21,208
227,676 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(b) 188,097
110,105 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(b) 86,698
280,000 Chase Auto Owner Trust, 5.59%,
06/25/29(b) 284,125
25,358 Citizens Auto Receivables Trust, 5.84%,
01/18/28(b) 25,402
14,562 Commonbond Student Loan Trust,
3.87%, 02/25/46(b) 14,112

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
BALANCED FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 27,633 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(b) $ 25,199
200,000 FCCU Auto Receivables Trust, 5.18%,
05/15/31(b) 200,923
40,193 First Help Financial LLC, 4.94%,
11/15/30(b) 40,042
96,256 Foundation Finance Trust, 4.60%,
03/15/50(b) 95,347
190,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(b) 188,528
141,273 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(b) 141,731
165,000 GreenSky Home Improvement Trust,
4.93%, 05/15/41(b) 164,907
32,703 GreenSky Home Improvement Trust,
5.67%, 06/25/59(b) 33,085
100,000 GreenSky Home Improvement Trust,
5.55%, 06/25/59(b) 101,330
105,576 GreenState Auto Receivables Trust,
5.19%, 01/16/29(b) 105,904
92,111 Huntington Bank Auto Credit-Linked
Notes, 4.96%, 03/21/33(b) 92,128
100,000 Kubota Credit Owner Trust, 5.19%,
05/15/30(b) 101,237
105,000 M&T Equipment Notes, 4.94%,
08/18/31(b) 105,468
37,779 NMEF Funding, LLC, 5.15%,
12/15/31(b) 37,893
52,539 North Texas Higher Education
Authority, Inc., 4.33%, 09/25/61(c) 52,296
26,689 Octane Receivables Trust, 5.80%,
07/20/32(b) 26,814
140,000 PEAC Solutions Receivables, LLC,
5.04%, 07/20/32(b) 140,842
103,584 Post Road Equipment Finance, LLC,
4.90%, 05/15/31(b) 103,957
118,794 Progress Residential Trust, 1.52%,
07/17/38(b) 118,564
38,985 SLM Student Loan Trust, 5.58%,
04/15/29(c) 38,954
200,000 SoFi Consumer Loan Program Trust,
5.12%, 02/27/34(b) 200,974
135,000 SoFi Consumer Loan Program Trust,
4.67%, 08/15/34(b) 134,635
135,000 SoFi Consumer Loan Program Trust,
4.80%, 03/25/36(b) 134,303
105,975 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(b) 92,471
100,000 Space Coast Credit Union, 4.78%,
12/15/31(b) 99,276
Principal
Amount
Security
Description Value
$ 183,121 Space Coast Credit Union Auto
Receivables Trust, 5.11%,
06/15/29(b) $ 183,637
106,891 Tricon American Homes Trust, 1.48%,
11/17/39(b) 102,161
134,722 Truist Bank Auto Credit-Linked Notes,
4.73%, 09/26/33(b) 134,245
130,000 Truist Bank Auto Credit-Linked Notes,
5.07%, 06/26/34(b) 129,806
110,000 Vantage Data Centers, LLC, 5.13%,
08/15/55(b) 107,975
48,917 Wingspire Equipment Finance, LLC,
4.99%, 09/20/32(b) 49,036
4,808,923
Non-Agency Commercial Mortgage Backed Securities - 2.4%
50,800 CD Commercial Mortgage Trust,
4.21%, 08/15/51 50,527
135,879 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 130,337
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(b) 189,811
150,000 IP 2025-IP Mortgage Trust, 5.42%,
06/10/42(b)(d) 150,571
143,799 KNDR 2021-KIND A, 4.69%,
08/15/38(b)(c) 143,572
130,000 Liberty Street Commercial Mortgage
Trust, 4.75%, 02/10/43(b)(d) 127,736
42,289 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(b)(d) 40,287
128,918 Tricon Residential Trust, 3.86%,
04/17/39(b) 127,824
99,984 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 97,516
64,164 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(b)(d) 55,355
275,000 Wells Fargo Commercial Mortgage
Trust, 5.48%, 07/15/35(b)(d) 275,218
145,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 150,210
200,000 Wells Fargo Commercial Mortgage
Trust, 4.55%, 03/15/59 196,961
220,000 WSTN Trust, 6.52%, 07/05/37(b)(d) 221,825
1,957,750
Non-Agency Residential Mortgage Backed Securities - 1.3%
76,120 Angel Oak Mortgage Trust, 4.08%,
01/25/67(b)(d) 71,837
118,746 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(b)(d) 113,827
113,685 Chase Mortgage Finance Corp., 3.50%,
06/25/62(b)(d) 103,469

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
BALANCED FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 19,421 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(b)(d) $ 19,021
7,460 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(b)(d) 7,255
72,112 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(b)(d) 67,565
91,345 Ellington Financial Mortgage Trust,
5.73%, 01/25/60(b)(e) 91,594
118,464 Ellington Financial Mortgage Trust,
4.91%, 12/25/60(b)(e) 117,063
96,442 Ellington Financial Mortgage Trust,
5.47%, 04/25/71(b)(e) 96,332
15,030 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(b)(d) 14,502
120,778 Onslow Bay Financial LLC, 3.00%,
02/25/52(b)(d) 109,018
70,196 Towd Point Mortgage Trust, 2.25%,
11/25/61(b)(d) 65,865
77,491 Woodward Capital Management,
5.65%, 01/25/45(b)(e) 77,758
94,231 Woodward Capital Management,
4.76%, 02/25/56(b)(e) 93,205
1,048,311
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $7,959,178) 7,814,984
Corporate Bonds - 11.4%
Communication Services - 0.8%
303,000 AT&T, Inc., 4.30%, 02/15/30 299,009
319,000 Verizon Communications, Inc., 4.78%,
02/15/35 308,566
607,575
Consumer Discretionary - 1.8%
105,000 Airbnb, Inc., 4.65%, 03/16/31 104,323
150,000 Amazon.com, Inc., 4.55%, 03/13/33 147,556
170,000 American Honda Finance Corp., 4.25%,
09/01/28 168,768
115,000 American Honda Finance Corp., 4.15%,
01/08/29 113,636
230,000 BMW Finance NV, 2.85%, 08/14/29(b) 217,527
200,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 201,751
330,000 McDonald's Corp., 2.13%, 03/01/30 302,986
235,000 The Walt Disney Co., 2.65%, 01/13/31 217,019
1,473,566
Consumer Staples - 1.0%
310,000 Dollar General Corp., 3.50%, 04/03/30 295,715
300,000 Mars, Inc., 4.80%, 03/01/30(b) 300,894
270,000 The Campbell's Co., 2.38%, 04/24/30 244,848
841,457
Energy - 0.5%
160,000 Energy Transfer LP, 5.55%, 05/15/34 162,534
Principal
Amount
Security
Description Value
$ 245,000 Energy Transfer LP, 4.95%, 05/15/28 $ 246,220
408,754
Financials - 3.9%
120,000 Bank of America Corp., 2.69%,
04/22/32(d) 108,698
175,000 Bank of America Corp., 5.51%,
01/24/36(d) 178,703
326,000 CBRE Services, Inc., 2.50%, 04/01/31 292,698
310,000 Citigroup, Inc., 4.91%, 05/24/33(d) 308,418
250,000 Enact Holdings, Inc., 6.25%, 05/28/29 257,291
350,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 317,257
295,000 JPMorgan Chase & Co., 5.34%,
01/23/35(d) 299,404
305,000 Morgan Stanley, 4.89%, 07/20/33(d) 302,684
225,000 Regions Financial Corp., 1.80%,
08/12/28 212,417
330,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(d) 298,894
300,000 U.S. Bancorp, 4.84%, 02/01/34(d) 296,015
310,000 Wells Fargo & Co., 5.21%, 12/03/35(d) 309,456
3,181,935
Health Care - 0.1%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 110,890
Industrials - 1.2%
260,000 Agilent Technologies, Inc., 2.10%,
06/04/30 235,572
200,000 AptarGroup, Inc., 4.75%, 03/30/31 198,097
185,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 182,051
175,000 Union Pacific Corp., 3.95%, 09/10/28 173,345
285,000 Waste Management, Inc., 1.50%,
03/15/31 247,688
1,036,753
Information Technology - 1.2%
70,000 Applied Materials, Inc., 1.75%,
06/01/30 63,012
75,000 Concentrix Corp., 6.50%, 03/01/29 72,303
225,000 Oracle Corp., 2.30%, 03/25/28 215,336
255,000 Paychex, Inc., 5.10%, 04/15/30 257,195
328,000 QUALCOMM, Inc., 2.15%, 05/20/30 300,011
907,857
Real Estate - 0.2%
155,000 NNN REIT, Inc., 4.60%, 02/15/31 153,562
Utilities - 0.7%
85,000 Duke Energy Corp., 5.75%, 09/15/33 88,606
300,000 Exelon Corp., 5.13%, 03/15/31 304,002
155,000 NiSource, Inc., 5.30%, 05/18/36 155,105
547,713
Total Corporate Bonds (Cost $9,508,660) 9,270,062

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
BALANCED FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 17.0%
GOVERNMENT SECURITIES - 15.4%
Municipals - 0.1%
$ 50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 $ 47,041
Treasury Inflation Index Securities - 0.4%
295,786 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28(f) 292,018
U.S. Treasury Securities - 14.9%
3,375,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 3,074,678
3,760,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 3,316,878
1,895,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 1,842,740
1,110,000 U.S. Treasury Note/Bond, 4.25%,
11/15/34 1,099,160
570,000 U.S. Treasury Note/Bond, 4.25%,
08/15/35 562,741
300,000 U.S. Treasury Note/Bond, 4.00%,
11/15/35 290,203
360,000 U.S. Treasury Note/Bond, 4.38%,
05/15/36 358,088
1,580,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 1,583,271
12,127,759
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.6%
Federal Home Loan Mortgage Corp. - 1.0%
87,852 Federal Home Loan Mortgage Corp.,
5.50%, 04/25/36 88,973
242,769 Federal Home Loan Mortgage Corp.,
5.00%, 01/25/37 243,132
278,938 Federal Home Loan Mortgage Corp.,
5.00%, 08/25/50 276,629
20,825 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(e) 20,598
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 223,684
853,016
Federal National Mortgage Association - 0.5%
106,824 Federal National Mortgage Association,
6.77%, 07/25/32(d) 110,335
237,021 Federal National Mortgage Association,
5.00%, 07/25/36 235,708
396 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 394
57,311 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29(d) 56,104
402,541
Principal
Amount
Security
Description Value
Government National Mortgage Association - 0.1%
$ 59,291 Government National Mortgage
Association, 3.50%, 01/20/69(d) $ 57,278
Total Government & Agency Obligations (Cost
$13,963,030) 13,779,653
Shares
Security
Description Value
Short-Term Investments - 0.8%
Investment Company - 0.8%
611,612 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.54%(g) 611,612
Total Short-Term Investments (Cost $611,612) 611,612
Investments, at value - 99.5% (Cost $58,402,803) 80,697,046
Other assets in excess of liabilities - 0.5% 403,925
NET ASSETS - 100.0% $ 81,100,971
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June
30, 2026, the aggregate value of these liquid securities were $7,616,604 or
9.4% of net assets.
(c) Floating rate security. Rate presented is as of June 30, 2026.
(d) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2026.
(e) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2026.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.
LLC Limited Liability Company
LP Limited Partnership
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
SMALL/MID CAP FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.8%
Communication Services - 1.2%
2,088 Nexstar Media Group, Inc., Class A $ 372,896
Consumer Discretionary - 10.3%
2,600 Burlington Stores, Inc.(a) 823,680
862 Domino's Pizza, Inc. 255,187
3,503 Dorman Products, Inc.(a) 477,984
1,779 Installed Building Products, Inc. 408,886
6,306 Ollie's Bargain Outlet Holdings, Inc.(a) 484,805
9,176 Tractor Supply Co. 290,053
4,918 Wyndham Hotels & Resorts, Inc. 414,145
3,154,740
Consumer Staples - 2.9%
714 Casey's General Stores, Inc. 567,480
2,843 The Marzetti Co. 324,557
892,037
Energy - 2.8%
15,266 Northern Oil & Gas, Inc. 277,078
30,545 Permian Resources Corp., Class A 562,333
839,411
Financials - 16.9%
13,043 Atlantic Union Bankshares Corp. 551,849
2,506 Cullen/Frost Bankers, Inc. 387,227
323 Markel Group, Inc.(a) 630,822
8,381 Moelis & Co., Class A 548,285
12,086 Ryan Specialty Holdings, Inc. 456,368
15,643 Seacoast Banking Corp. of Florida 520,130
6,185 Selective Insurance Group, Inc. 600,007
7,640 SouthState Bank Corp. 763,236
10,038 Stifel Financial Corp. 700,351
5,158,275
Health Care - 9.1%
11,076 AMN Healthcare Services, Inc.(a) 358,530
16,236 Concentra Group Holdings Parent, Inc. 483,021
13,905 Enovis Corp.(a) 287,834
3,786 ICON PLC(a) 657,666
4,312 Integer Holdings Corp.(a) 402,956
5,147 Revvity, Inc. 572,655
2,762,662
Industrials - 21.8%
5,282 AAON, Inc. 670,075
3,557 AAR Corp.(a) 508,402
3,139 Broadridge Financial Solutions, Inc. 429,886
1,267 CACI International, Inc., Class A(a) 586,950
1,590 Carlisle Cos., Inc. 576,772
2,668 EnerSys 623,832
2,641 Enpro, Inc. 995,472
16,479 ExlService Holdings, Inc.(a) 426,147
3,665 Franklin Electric Co., Inc. 392,851
5,443 ICF International, Inc. 396,577
1,954 Lincoln Electric Holdings, Inc. 518,807
Shares
Security
Description Value
17,583 Tetra Tech, Inc. $ 507,973
6,633,744
Information Technology - 18.9%
7,532 Diodes, Inc.(a) 824,302
11,817 Dynatrace, Inc.(a) 518,884
2,385 Littelfuse, Inc. 1,085,962
2,654 Manhattan Associates, Inc.(a) 369,570
3,002 Onto Innovation, Inc.(a) 1,136,107
7,451 Power Integrations, Inc. 624,096
3,719 PTC, Inc.(a) 422,516
3,517 Qualys, Inc.(a) 483,552
1,037 Tyler Technologies, Inc.(a) 303,281
5,768,270
Materials - 5.4%
2,654 AptarGroup, Inc. 332,281
2,156 Balchem Corp. 364,256
1,226 Reliance, Inc. 458,033
4,433 RPM International, Inc. 492,728
1,647,298
Real Estate - 6.7%
5,713 Agree Realty Corp. REIT 432,703
2,048 EastGroup Properties, Inc. REIT 414,781
1,496 Jones Lang LaSalle, Inc.(a) 463,685
4,622 Lamar Advertising Co., Class A REIT 720,940
2,032,109
Utilities - 2.8%
5,726 IDACORP, Inc. 866,344
Total Common Stocks (Cost $23,759,503) 30,127,786
Investments, at value - 98.8% (Cost $23,759,503) 30,127,786
Other assets in excess of liabilities - 1.2% 354,142
NET ASSETS - 100.0% $ 30,481,928

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2026 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2026
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.0%
Consumer Discretionary - 9.9%
65,839 Acushnet Holdings Corp. $ 7,803,897
52,562 Boot Barn Holdings, Inc.(a) 8,634,360
11,295 Cavco Industries, Inc.(a) 6,939,422
80,057 Dorman Products, Inc.(a) 10,923,778
117,311 Frontdoor, Inc.(a) 9,102,160
72,774 Monarch Casino & Resort, Inc. 9,577,786
101,359 Ollie's Bargain Outlet Holdings, Inc.(a) 7,792,480
61,727 Patrick Industries, Inc. 5,541,850
66,315,733
Consumer Staples - 2.2%
65,542 Interparfums, Inc. 7,331,528
66,285 The Marzetti Co. 7,567,096
14,898,624
Energy - 2.4%
40,970 Gulfport Energy Corp.(a) 6,952,609
494,460 Northern Oil & Gas, Inc. 8,974,449
15,927,058
Financials - 16.9%
353,073 Atlantic Union Bankshares Corp. 14,938,519
143,022 Cass Information Systems, Inc. 7,339,889
218,769 FB Financial Corp. 12,108,864
129,052 Mercantile Bank Corp. 7,410,166
262,711 Moelis & Co., Class A 17,186,554
205,096 Origin Bancorp, Inc. 10,490,660
456,067 Seacoast Banking Corp. of Florida 15,164,228
137,424 Selective Insurance Group, Inc. 13,331,502
147,630 Stewart Information Services Corp. 9,746,532
211,635 The Baldwin Insurance Group, Inc.,
Class A(a) 5,625,258
113,342,172
Health Care - 9.5%
103,291 Addus HomeCare Corp.(a) 10,377,647
331,820 AMN Healthcare Services, Inc.(a) 10,741,013
391,615 Concentra Group Holdings Parent, Inc. 11,650,546
152,138 CONMED Corp. 4,979,477
286,738 Enovis Corp.(a) 5,935,477
82,633 Integer Holdings Corp.(a) 7,722,054
149,611 Prestige Consumer Healthcare, Inc.(a) 7,072,112
306,492 Simulations Plus, Inc.(a) 5,611,868
64,090,194
Industrials - 22.1%
60,786 AAR Corp.(a) 8,688,143
61,578 Alamo Group, Inc. 10,128,965
33,043 CSW Industrials, Inc. 9,195,867
54,692 EnerSys 12,788,083
68,811 Enpro, Inc. 25,936,930
61,380 ESCO Technologies, Inc. 21,485,455
295,953 ExlService Holdings, Inc.(a) 7,653,345
77,530 Franklin Electric Co., Inc. 8,310,441
115,230 ICF International, Inc. 8,395,658
Shares
Security
Description Value
215,054 Kforce, Inc. $ 10,090,334
158,578 Korn Ferry 10,558,123
49,292 McGrath RentCorp 5,965,811
22,640 Preformed Line Products Co. 9,295,078
148,492,233
Information Technology - 22.9%
34,579 Advanced Energy Industries, Inc. 12,893,472
203,759 Benchmark Electronics, Inc. 20,104,901
132,817 Blackbaud, Inc.(a) 3,934,040
304,077 Cohu, Inc.(a) 22,474,331
186,221 Diodes, Inc.(a) 20,380,026
113,298 ePlus, Inc. 9,429,793
23,333 Littelfuse, Inc. 10,624,215
295,606 LiveRamp Holdings, Inc.(a) 11,126,610
188,352 Power Integrations, Inc. 15,776,363
143,535 Q2 Holdings, Inc.(a) 6,904,033
62,668 Qualys, Inc.(a) 8,616,223
243,787 Viavi Solutions, Inc.(a) 11,640,829
153,904,836
Materials - 4.2%
64,006 Balchem Corp. 10,813,814
44,745 Kaiser Aluminum Corp. 8,753,464
54,449 Quaker Chemical Corp. 8,650,313
28,217,591
Real Estate - 4.7%
437,786 Marcus & Millichap, Inc. 13,645,790
310,171 NETSTREIT Corp. REIT 6,553,913
1,016,118 Sunstone Hotel Investors, Inc. REIT 11,634,551
31,834,254
Utilities - 3.2%
70,248 Chesapeake Utilities Corp. 8,603,975
85,110 IDACORP, Inc. 12,877,143
21,481,118
Total Common Stocks (Cost $405,109,182) 658,503,813
Shares
Security
Description Value
Short-Term Investments - 2.0%
Investment Company - 2.0%
13,524,612 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.54%(b) 13,524,612
Total Short-Term Investments (Cost $13,524,612) 13,524,612
Investments, at value - 100.0% (Cost $418,633,794) 672,028,425
Other assets in excess of liabilities - 0.0% 180,657
NET ASSETS - 100.0% $ 672,209,082

Notes to Schedules of Portfolio Investments
June 30, 2026
(Unaudited)
Quarterly Report 2026

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Directors (the “Board”) has designated the Adviser, as defined in
Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The
Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
For those securities fair valued under procedures adopted by the Board, the Adviser reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Adviser’s determinations are subject to review by the
Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Notes to Schedules of Portfolio Investments
June 30, 2026
(Unaudited)
Quarterly Report 2026

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or American depositary receipts (“ADR”) and Global depositary receipts (“GDR”) for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the Adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2026, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 56,741,938 $ – $ 56,741,938
Non-Agency Commercial Mortgage Backed Securities – 24,745,434 – 24,745,434
Non-Agency Residential Mortgage Backed Securities – 13,933,730 – 13,933,730
Corporate Bonds – 58,020,108 – 58,020,108
Government & Agency Obligations – 55,526,201 – 55,526,201
Preferred Stocks 230,070 – – 230,070
Short-Term Investments 590,352 – – 590,352
Total $ 820,422 $ 208,967,411 $ – $ 209,787,833
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 8,481,239 $ – $ 8,481,239
Non-Agency Commercial Mortgage Backed Securities – 3,377,703 – 3,377,703
Non-Agency Residential Mortgage Backed Securities – 13,286,017 – 13,286,017
Corporate Bonds – 43,129,078 – 43,129,078
Government & Agency Obligations – 97,812,731 – 97,812,731
Short-Term Investments 941,832 – – 941,832
Total $ 941,832 $ 166,086,768 $ – $ 167,028,600

Notes to Schedules of Portfolio Investments
June 30, 2026
(Unaudited)
Quarterly Report 2026

* See Schedules of Portfolio Investments for further industry classification.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium, which may be to the earliest call date on certain callable debt securities or the accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 54,084,838 $ – $ 54,084,838
Short-Term Investments 118,785 – – 118,785
Total $ 118,785 $ 54,084,838 $ – $ 54,203,623
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 49,220,735 $ – $ – $ 49,220,735
Asset Backed Securities – 4,808,923 – 4,808,923
Non-Agency Commercial Mortgage Backed Securities – 1,957,750 – 1,957,750
Non-Agency Residential Mortgage Backed Securities – 1,048,311 – 1,048,311
Corporate Bonds – 9,270,062 – 9,270,062
Government & Agency Obligations – 13,779,653 – 13,779,653
Short-Term Investments 611,612 – – 611,612
Total $ 49,832,347 $ 30,864,699 $ – $ 80,697,046
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 30,127,786 $ – $ – $ 30,127,786
Total $ 30,127,786 $ – $ – $ 30,127,786
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 658,503,813 $ – $ – $ 658,503,813
Short-Term Investments 13,524,612 – – 13,524,612
Total $ 672,028,425 $ – $ – $ 672,028,425

Notes to Schedules of Portfolio Investments
June 30, 2026
(Unaudited)
Quarterly Report 2026

from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.